Regulation and statutory financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Statutory Accounting Practices [Line Items]
Distributions made or paid without approval	$ 39.7
Combined statutory capital and surplus	39.7	$ 39.6
Combined statutory net income	16.4	9.9
Decrease in statutory surplus	$ 0.1	$ 0.8
Forecast
Statutory Accounting Practices [Line Items]
Distributions made or paid without approval			$ 16.4